Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 3,517,512	₩ 3,154,080
Other accounts receivable	144,480	474,048
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,518,559	3,154,540
Other accounts receivable	146,258	486,442
Gross carrying amount [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,516,891	3,119,914
Other accounts receivable	143,674	208,086
Gross carrying amount [member] | Current [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	1,638	34,626
Other accounts receivable	1,023	3,512
Gross carrying amount [member] | Current [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	30
Other accounts receivable	522	598
Gross carrying amount [member] | Current [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	782	61
Gross carrying amount [member] | Current [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	257	274,185
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,047)	(460)
Other accounts receivable	(1,778)	(3,322)
Accumulated impairment [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,047)	(454)
Other accounts receivable	(1,740)	(3,292)
Accumulated impairment [member] | Current [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		(6)
Other accounts receivable	(8)	(1)
Accumulated impairment [member] | Current [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable		(4)
Accumulated impairment [member] | Current [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(8)
Accumulated impairment [member] | Current [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	₩ (22)	₩ (25)